Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Australia — 8.5%
Ampol Ltd.	8,567	$ 172,108
ANZ Group Holdings Ltd.	9,950	238,319
Arena REIT(1)	22,967	54,880
Aristocrat Leisure Ltd.	7,100	293,763
ASX Ltd.	3,000	110,691
Atlas Arteria Ltd.	59,800	189,972
AUB Group Ltd.	4,900	118,362
Aussie Broadband Ltd.	17,100	66,527
Bank of Queensland Ltd.(1)	20,600	92,430
Beach Energy Ltd.(1)	56,500	45,908
Bendigo & Adelaide Bank Ltd.	16,600	137,315
BHP Group Ltd.	27,344	779,528
Brambles Ltd.	29,476	478,972
BWP Property Group Ltd.(1)	38,094	95,805
Capricorn Metals Ltd.(2)	8,400	70,729
CAR Group Ltd.	18,500	431,964
Catapult Sports Ltd.(2)	15,400	67,613
Centuria Industrial REIT(1)	53,000	122,878
Charter Hall Long Wale REIT	22,481	62,545
Charter Hall Retail REIT	51,500	138,790
Codan Ltd.	9,050	214,313
Coles Group Ltd.	59,059	851,782
Computershare Ltd.	14,377	343,460
CSL Ltd.	11,495	1,339,585
Data#3 Ltd.	37,500	215,940
Dexus(1)	27,000	128,730
Dicker Data Ltd.	5,600	37,485
Dyno Nobel Ltd.	62,600	131,734
Emerald Resources NL(2)	13,900	43,167
EVT Ltd.	8,600	81,258
G8 Education Ltd.(1)	275,700	145,106
GPT Group	41,100	144,364
Hansen Technologies Ltd.(1)	26,312	95,984
HomeCo Daily Needs REIT(3)	112,600	100,573
Infomedia Ltd.	61,241	67,480
Integral Diagnostics Ltd.(1)	204,713	346,199
IPH Ltd.(1)	35,800	86,321
IRESS Ltd.	29,684	171,879
Lendlease Corp. Ltd.	14,100	51,132
Lottery Corp. Ltd.	107,616	387,096
Macquarie Technology Group Ltd.(2)	2,491	107,754
McMillan Shakespeare Ltd.	8,300	93,421
Medibank Pvt Ltd.	15,100	48,192
Mirvac Group	135,000	203,233
Security	Shares	Value
Australia (continued)
National Australia Bank Ltd.	12,021	$ 342,719
National Storage REIT(1)	86,600	130,314
New Hope Corp. Ltd.	34,700	94,176
NEXTDC Ltd.(2)	30,764	316,283
Nine Entertainment Co. Holdings Ltd.(1)	74,200	56,298
Northern Star Resources Ltd.	11,200	180,598
Orica Ltd.	9,699	141,027
Origin Energy Ltd.	151,500	1,214,094
Orora Ltd.	116,205	152,858
Perseus Mining Ltd.	34,500	109,502
QBE Insurance Group Ltd.	14,900	193,321
Qoria Ltd.(2)	100,031	51,929
Ramelius Resources Ltd.	20,000	43,268
Region Group	58,752	93,840
Rio Tinto Ltd.(1)	3,900	338,622
RPMGlobal Holdings Ltd.(2)	16,600	52,850
Santos Ltd.	112,825	465,983
Scentre Group	113,061	301,176
SiteMinder Ltd.(1)(2)	15,800	73,344
SmartGroup Corp. Ltd.(1)	22,100	118,141
Steadfast Group Ltd.	26,700	97,810
Stockland	38,700	160,000
Suncorp Group Ltd.	11,064	142,028
Superloop Ltd.(1)(2)	44,200	90,176
Technology One Ltd.	13,088	315,212
Telstra Group Ltd.	254,473	812,999
TPG Telecom Ltd.(1)	117,963	426,708
Transurban Group	72,529	686,247
Tuas Ltd.(2)	16,600	76,402
Vicinity Ltd.	63,000	104,080
Viva Energy Group Ltd.(4)	41,423	49,721
Washington H Soul Pattinson & Co. Ltd.	4,566	112,192
Waypoint REIT Ltd.	30,342	52,622
Weebit Nano Ltd.(1)(2)	52,100	184,753
Wesfarmers Ltd.	19,315	1,060,122
Westpac Banking Corp.	15,312	387,462
Whitehaven Coal Ltd.	30,489	143,301
Woodside Energy Group Ltd.(1)	57,789	936,497
Woolworths Group Ltd.	64,996	1,207,560
Yancoal Australia Ltd.(1)	27,200	98,968
		$ 20,820,490
Austria — 1.1%
ANDRITZ AG	3,738	$ 282,614
AT&S Austria Technologie & Systemtechnik AG(2)	4,420	164,074
CA Immobilien Anlagen AG	7,554	209,976

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria (continued)
DO & Co. AG	400	$ 95,419
Erste Group Bank AG	3,132	324,440
Kontron AG	7,370	192,641
Lenzing AG(2)	2,826	84,539
OMV AG	7,129	390,285
PIERER Mobility AG(2)	2,000	30,967
RHI Magnesita NV	2,727	75,251
Telekom Austria AG	6,779	72,094
UNIQA Insurance Group AG	4,401	64,657
Verbund AG	4,963	383,045
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,599	82,016
voestalpine AG	5,869	208,972
		$ 2,660,990
Belgium — 2.1%
Ackermans & van Haaren NV	2,516	$ 626,604
Aedifica SA	3,279	239,460
Ageas SA	2,228	147,448
Anheuser-Busch InBev SA	10,233	623,980
Argenx SE(2)	700	572,927
Barco NV	4,470	63,750
Bekaert SA	4,474	186,891
bpost SA(2)	22,899	55,558
Care Property Invest NV	5,421	71,383
Cofinimmo SA(1)	2,271	193,934
Colruyt Group NV	750	28,009
D'ieteren Group	1,590	290,450
Elia Group SA	3,880	467,650
EVS Broadcast Equipment SA	1,534	64,139
Gimv NV	1,766	95,361
KBC Group NV	3,853	463,552
Melexis NV	1,424	102,489
Montea NV	1,163	93,922
Ontex Group NV(1)(2)	6,742	49,284
Proximus SADP	15,782	135,564
Retail Estates NV	1,203	87,223
Solvay SA(1)	3,971	121,880
Tessenderlo Group SA(1)	3,169	95,726
Umicore SA	13,835	263,454
		$ 5,140,638
Denmark — 4.2%
AP Moller - Maersk AS, Class A	140	$ 288,562
AP Moller - Maersk AS, Class B	162	333,060
Better Collective AS(1)(2)	2,529	31,029
Carlsberg AS, Class B	8,838	1,039,168
Security	Shares	Value
Denmark (continued)
Coloplast AS, Class B	951	$ 86,013
D/S Norden AS	3,400	135,895
Danske Bank AS	22,999	1,027,899
Demant AS(2)	2,088	69,468
DSV AS	2,940	627,420
Genmab AS(2)	561	160,013
H Lundbeck AS	28,300	206,396
H&H International AS, Class B(2)	2,600	35,714
ISS AS	3,021	95,219
Matas AS	7,900	156,829
Netcompany Group AS(2)(4)	3,200	159,898
Novo Nordisk AS, Class B	28,305	1,393,502
Novonesis (Novozymes), Class B	24,971	1,492,257
Orsted AS(2)(4)	17,001	304,475
Pandora AS	9,192	1,229,969
Per Aarsleff Holding AS	444	50,418
Royal Unibrew AS	3,124	236,112
Scandinavian Tobacco Group AS(4)	22,650	300,296
TORM PLC, Class A(1)	4,016	86,628
Tryg AS	26,720	658,621
Vestas Wind Systems AS	6,200	126,803
		$ 10,331,664
Finland — 2.1%
Citycon OYJ	9,400	$ 31,917
Elisa OYJ	10,112	445,577
Fortum OYJ	24,926	555,848
Harvia OYJ(1)(3)	1,383	57,801
Kalmar OYJ, Class B	1,685	69,809
Kesko OYJ, Class B(1)	21,740	458,597
Kojamo OYJ(1)(2)	14,059	170,356
Kone OYJ, Class B	4,620	308,676
Marimekko OYJ	2,274	33,521
Neste OYJ(1)	23,903	495,286
Nokia OYJ	82,007	559,394
Nokian Renkaat OYJ(1)	9,531	96,113
Nordea Bank Abp	26,734	456,821
Orion OYJ, Class B	6,561	458,174
Puuilo OYJ	6,142	100,568
Sampo OYJ, Class A	5,533	61,673
Tokmanni Group Corp.(1)	13,636	134,792
UPM-Kymmene OYJ(1)	18,480	495,861
Wartsila OYJ Abp	4,838	158,285
YIT OYJ(1)(2)	23,700	80,110
		$ 5,229,179

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France — 8.4%
Air Liquide SA	9,913	$ 1,918,551
Airbus SE(1)	1,733	427,308
Altarea SCA(1)	1,300	148,287
AXA SA	14,300	620,454
BNP Paribas SA	9,324	722,218
Bollore SE	66,736	371,611
Bouygues SA	2,678	120,880
Bureau Veritas SA	4,620	151,824
Capgemini SE	6,041	929,380
Carmila SA(2)	8,071	147,139
Carrefour SA	6,065	91,345
Cie Generale des Etablissements Michelin SCA	11,380	363,539
Coface SA	7,761	136,689
Credit Agricole SA	14,645	264,362
Criteo SA ADR(2)	3,600	82,368
Danone SA	6,633	585,804
Dassault Aviation SA	152	48,981
Dassault Systemes SE	24,309	691,779
Edenred SE(1)	5,734	164,819
Eiffage SA	483	59,433
Engie SA	87,734	2,054,112
Gecina SA	3,979	369,774
Getlink SE	2,842	51,876
JCDecaux SE	7,003	127,416
Klepierre SA	10,680	408,153
La Francaise des Jeux SACA(4)	7,990	232,805
Legrand SA	943	162,844
L'Oreal SA	2,358	984,020
LVMH Moet Hennessy Louis Vuitton SE	1,534	1,084,266
Mercialys SA	14,557	177,619
Metropole Television SA	7,508	103,583
Orange SA	60,353	965,429
Pernod Ricard SA	2,077	203,422
Quadient SA	6,076	104,577
Safran SA	1,353	480,746
Sanofi SA	19,836	2,006,665
Sodexo SA	4,093	226,631
Sopra Steria Group	793	123,427
SPIE SA	1,045	53,182
Television Francaise 1 SA	5,397	49,375
Thales SA	642	183,068
TotalEnergies SE	32,216	2,011,407
Ubisoft Entertainment SA(2)	4,751	42,417
Vinci SA	1,873	250,450
Vivendi SE(2)	64,863	233,635
		$ 20,737,670
Security	Shares	Value
Germany — 8.3%
Allianz SE	3,458	$ 1,389,568
BASF SE	17,315	854,354
Bayer AG	16,163	502,742
Bayerische Motoren Werke AG	3,459	322,534
Bayerische Motoren Werke AG, PFC Shares	2,129	184,448
Beiersdorf AG	7,279	771,676
Brenntag SE	2,200	122,185
Covestro AG(2)(4)	5,400	366,747
Daimler Truck Holding AG	2,900	116,240
Dermapharm Holding SE	2,400	94,502
Deutsche Boerse AG	3,266	827,082
Deutsche EuroShop AG	2,600	55,595
Deutsche Lufthansa AG	4,568	40,047
Deutsche Post AG	6,425	295,205
Deutsche Telekom AG	62,975	1,950,661
Deutsche Wohnen SE	7,330	182,684
Dr. Ing. h.c. F. Porsche AG, PFC Shares(4)	3,042	159,160
Draegerwerk AG & Co. KGaA	1,100	92,694
E.ON SE	83,537	1,554,321
Evonik Industries AG	11,342	190,070
Fielmann Group AG	3,671	200,486
Fraport AG Frankfurt Airport Services Worldwide(2)	800	68,572
Fresenius SE & Co. KGaA	7,074	407,059
Friedrich Vorwerk Group SE	399	42,959
FUCHS SE	3,086	109,467
FUCHS SE, PFC Shares	4,121	184,475
GEA Group AG	1,446	103,429
Gerresheimer AG	3,231	102,841
Grand City Properties SA	15,900	202,459
Hamborner REIT AG	23,651	141,595
Henkel AG & Co. KGaA, PFC Shares	7,368	596,903
HUGO BOSS AG	2,700	119,785
K&S AG	11,200	145,907
Knorr-Bremse AG	901	83,836
Mercedes-Benz Group AG	8,917	578,575
Merck KGaA	3,700	484,676
MTU Aero Engines AG	401	175,247
Puma SE	7,549	160,514
Qiagen NV	8,384	394,635
Rheinmetall AG	191	375,465
RWE AG	14,032	690,803
SAP SE	7,356	1,913,092
Schott Pharma AG & Co. KGaA	6,894	154,796
Siemens AG	3,029	858,410
Springer Nature AG & Co. KGaA	2,362	58,912
Symrise AG	3,800	314,256

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
TeamViewer SE(2)(4)	22,303	$ 164,165
Volkswagen AG	1,199	126,473
Volkswagen AG, PFC Shares	3,506	365,103
Vonovia SE	34,111	1,025,232
		$ 20,422,642
Hong Kong — 4.3%
AIA Group Ltd.	77,200	$ 751,212
ASMPT Ltd.	41,700	438,925
Bank of East Asia Ltd.	105,200	181,133
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	103,000	114,329
BOC Hong Kong Holdings Ltd.	75,500	370,986
Cafe de Coral Holdings Ltd.	84,000	67,853
Cathay Pacific Airways Ltd.	112,000	159,435
Central New Energy Holding Group Ltd.(2)	85,000	103,720
China Tobacco International HK Co. Ltd.(3)	15,000	73,069
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	492,000	148,212
Chow Sang Sang Holdings International Ltd.	24,000	42,945
CK Asset Holdings Ltd.	87,500	432,884
CK Hutchison Holdings Ltd.	77,000	510,623
CLP Holdings Ltd.	63,500	541,615
C-Mer Medical Holdings Ltd.(3)	274,000	64,200
Cowell e Holdings, Inc.(2)	29,000	115,208
CTF Services Ltd.	78,000	84,283
DFI Retail Group Holdings Ltd.	36,200	127,009
First Pacific Co. Ltd.	298,000	240,608
Galaxy Entertainment Group Ltd.	82,000	408,551
Hang Seng Bank Ltd.	15,300	298,273
HK Electric Investments & HK Electric Investments Ltd.(3)	408,000	317,121
HKT Trust & HKT Ltd.	617,000	900,926
Hongkong Land Holdings Ltd.	40,300	246,246
Jardine Matheson Holdings Ltd.	4,300	252,473
Johnson Electric Holdings Ltd.	20,000	93,846
Luk Fook Holdings International Ltd.	25,000	79,930
Man Wah Holdings Ltd.	86,800	52,990
MGM China Holdings Ltd.	52,000	99,603
PAX Global Technology Ltd.	137,000	93,860
PCCW Ltd.	420,000	300,035
Power Assets Holdings Ltd.	93,000	590,805
Realord Group Holdings Ltd.(2)	28,000	44,287
Shangri-La Asia Ltd.(1)	200,000	124,811
Sino Land Co. Ltd.(1)	72,000	89,434
SJM Holdings Ltd.(1)(2)	153,000	55,681
Stella International Holdings Ltd.	64,500	137,126
Sun Hung Kai Properties Ltd.	39,500	480,667
SUNeVision Holdings Ltd.(1)	158,000	122,724
Security	Shares	Value
Hong Kong (continued)
Superb Summit International Group Ltd.(1)(2)(5)	230,000	$ 0
Swire Pacific Ltd., Class A	19,000	156,927
Swire Pacific Ltd., Class B	97,500	144,470
Vitasoy International Holdings Ltd.	150,000	146,704
VSTECS Holdings Ltd.(1)	66,000	81,718
VTech Holdings Ltd.	28,900	235,699
Wharf Holdings Ltd.(1)	78,000	205,207
Wynn Macau Ltd.(1)	79,200	67,344
Yue Yuen Industrial Holdings Ltd.(1)	69,500	127,461
		$ 10,523,168
Ireland — 2.1%
AIB Group PLC	35,978	$ 331,585
Bank of Ireland Group PLC	51,118	836,953
COSMO Pharmaceuticals NV	1,205	101,412
Dalata Hotel Group PLC	45,824	339,937
DCC PLC	13,174	867,890
Fineos Corp. Ltd. CDI(2)	16,417	31,118
Gambling.com Group Ltd.(1)(2)	4,400	31,372
Glenveagh Properties PLC(2)(4)	175,221	385,142
ICON PLC(2)	5,175	889,169
Irish Residential Properties REIT PLC	87,565	93,637
Kenmare Resources PLC	9,500	32,406
Kerry Group PLC, Class A	11,828	1,078,983
Uniphar PLC	20,481	90,573
		$ 5,110,177
Israel — 2.2%
Airport City Ltd.(2)	3,835	$ 75,803
Amot Investments Ltd.	9,081	71,694
AudioCodes Ltd.	6,300	56,259
Azrieli Group Ltd.	966	101,915
Bank Hapoalim BM	7,432	150,741
Bet Shemesh Engines Holdings 1997 Ltd.(2)	172	35,466
Bezeq The Israeli Telecommunication Corp. Ltd.	162,770	333,402
Big Shopping Centers Ltd.	534	119,460
Cellebrite DI Ltd.(2)	2,500	42,650
Check Point Software Technologies Ltd.(2)	664	129,931
CyberArk Software Ltd.(2)	300	156,234
Danel Adir Yeoshua Ltd.	300	41,514
Delek Automotive Systems Ltd.	12,000	100,948
Delek Group Ltd.	832	218,747
Delta Galil Ltd.	2,040	113,898
Doral Group Renewable Energy Resources Ltd.(2)	13,600	97,431
El Al Israel Airlines(2)	10,500	43,632
Elbit Systems Ltd.	544	257,681

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel (continued)
Energix-Renewable Energies Ltd.	20,800	$ 96,066
Enlight Renewable Energy Ltd.(2)	6,951	241,614
Fattal Holdings 1998 Ltd.(2)	768	139,397
First International Bank of Israel Ltd.	600	43,153
Fox Wizel Ltd.	1,087	125,236
Global-e Online Ltd.(2)	1,200	43,716
Hilan Ltd.	446	35,136
ICL Group Ltd.	65,695	430,334
Inrom Construction Industries Ltd.	11,119	82,842
Israel Discount Bank Ltd., Class A	10,897	108,902
Mivne Real Estate KD Ltd.	15,076	66,564
Mizrahi Tefahot Bank Ltd.	1,300	84,523
NICE Ltd.(2)	449	61,247
Oil Refineries Ltd.	364,104	106,300
OY Nofar Energy Ltd.(2)	2,800	89,380
Partner Communications Co. Ltd.	17,918	177,907
Phoenix Financial Ltd.	1,800	69,295
Plus500 Ltd.	1,494	62,165
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	900	84,584
Reit 1 Ltd.	6,085	49,860
Sella Capital Real Estate Ltd.	11,866	42,234
Shufersal Ltd.	19,834	246,496
Strauss Group Ltd.	4,678	131,731
Tamar Petroleum Ltd.(4)	6,064	75,069
Teva Pharmaceutical Industries Ltd. ADR(2)	26,300	538,624
Tower Semiconductor Ltd.(2)	885	73,149
		$ 5,452,930
Italy — 4.3%
ACEA SpA	2,900	$ 70,337
Arnoldo Mondadori Editore SpA	40,000	96,124
Banco BPM SpA	18,307	266,723
BFF Bank SpA(2)(4)	13,300	160,538
Bio On SpA(1)(2)(5)	12,900	0
Brembo NV(1)	15,400	166,095
Buzzi SpA	5,305	319,590
Cementir Holding NV	7,371	135,814
Danieli & C Officine Meccaniche SpA	1,851	70,974
Danieli & C Officine Meccaniche SpA(1)	829	44,796
Davide Campari-Milano NV(1)	35,622	247,996
DiaSorin SpA	1,700	150,574
Enav SpA(4)	10,864	56,766
Enel SpA	83,688	846,567
Eni SpA	75,559	1,393,268
Ferrari NV	1,827	731,641
Fila SpA	5,500	60,305
Security	Shares	Value
Italy (continued)
Fincantieri SpA(2)	1,971	$ 50,711
Generali	10,553	406,247
Infrastrutture Wireless Italiane SpA(1)(4)	45,056	495,091
Intercos SpA	4,800	65,421
Intesa Sanpaolo SpA	75,926	489,369
Leonardo SpA	7,021	413,078
Maire SpA	4,545	69,007
Pirelli & C SpA(4)	21,499	150,924
Poste Italiane SpA(4)	9,300	224,222
PRADA SpA	21,900	129,238
Prysmian SpA	5,208	543,005
RAI Way SpA(4)	42,956	294,372
Recordati Industria Chimica e Farmaceutica SpA	8,758	521,292
Reply SpA	807	113,258
Ryanair Holdings PLC	2,964	89,737
Sesa SpA(1)	577	53,696
Snam SpA	35,157	216,835
STMicroelectronics NV(1)	31,806	784,008
Technogym SpA(4)	8,268	149,759
Technoprobe SpA(1)(2)	8,309	89,915
Terna - Rete Elettrica Nazionale	18,128	185,886
Unipol Assicurazioni SpA	6,700	146,685
Wiit SpA(1)	4,156	94,633
		$ 10,594,497
Japan — 12.8%
Activia Properties, Inc.(1)	105	$ 96,072
ADEKA Corp.	3,900	88,365
Advance Residence Investment Corp.	90	97,414
Aeon Co. Ltd.	30,910	488,894
AEON REIT Investment Corp.	134	113,448
AGC, Inc.	1,900	59,362
Aica Kogyo Co. Ltd.	2,500	58,873
Air Water, Inc.	4,700	65,636
Aisin Corp.	4,800	86,257
Alfresa Holdings Corp.	9,400	132,807
Asahi Kasei Corp.	15,600	119,529
Astellas Pharma, Inc.	18,200	190,511
Azbil Corp.	5,700	56,187
Bandai Namco Holdings, Inc.	2,900	90,255
Blue Zones Holdings Co. Ltd.	1,600	81,429
Bridgestone Corp.	2,200	96,041
Brother Industries Ltd.	7,500	127,655
Calbee, Inc.	3,000	55,832
Canon, Inc.(1)	4,100	117,743
Central Japan Railway Co.	3,200	78,341

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Chubu Electric Power Co., Inc.	21,500	$ 298,974
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	91,217
Comforia Residential REIT, Inc.	23	48,500
Cosmos Pharmaceutical Corp.	1,600	71,586
Dai Nippon Printing Co. Ltd.	3,900	65,092
Daiichi Sankyo Co. Ltd.	17,300	413,264
Daikin Industries Ltd.	800	92,944
Daito Trust Construction Co. Ltd.	6,000	112,176
Daiwa House Industry Co. Ltd.	9,400	318,924
Daiwa House REIT Investment Corp.	108	93,069
Daiwa Office Investment Corp.(1)	35	85,675
Daiwa Securities Living Investments Corp.	168	120,360
Denka Co. Ltd.(1)	7,700	111,753
Dentsu Group, Inc.	7,800	154,478
DIC Corp.(1)	2,200	51,762
East Japan Railway Co.	4,600	112,355
Eisai Co. Ltd.(1)	6,000	178,204
Electric Power Development Co. Ltd.	13,500	256,577
FANUC Corp.	2,400	80,091
Frontier Real Estate Investment Corp.	177	103,966
FUJIFILM Holdings Corp.	9,200	213,226
Fujitsu Ltd.	11,800	307,513
Fukuoka Financial Group, Inc.	5,300	154,020
GLP J-Reit	113	102,439
Hamamatsu Photonics KK	7,200	80,591
Hankyu Hanshin Holdings, Inc.(1)	2,000	53,708
Hikari Tsushin, Inc.	200	52,977
Hirose Electric Co. Ltd.	1,040	139,326
Hisamitsu Pharmaceutical Co., Inc.	2,700	70,183
Hokuriku Electric Power Co.	34,200	190,202
Honda Motor Co. Ltd.	14,000	141,501
House Foods Group, Inc.	4,300	80,578
Hulic Reit, Inc.	84	93,493
Idemitsu Kosan Co. Ltd.	25,800	179,407
Industrial & Infrastructure Fund Investment Corp.	66	61,321
Inpex Corp.	25,400	468,684
Internet Initiative Japan, Inc.	3,900	70,366
Isuzu Motors Ltd.	8,700	106,751
Ito En Ltd.(1)	3,200	65,955
ITOCHU Corp.	3,200	185,354
Iwatani Corp.	19,900	207,174
Japan Exchange Group, Inc.	15,600	173,958
Japan Hotel REIT Investment Corp.	127	73,983
Japan Logistics Fund, Inc.	82	53,094
Japan Metropolitan Fund Investment Corp.	214	165,544
Japan Petroleum Exploration Co. Ltd.	23,500	196,402
Security	Shares	Value
Japan (continued)
Japan Post Bank Co. Ltd.	17,100	$ 191,607
Japan Post Holdings Co. Ltd.	19,400	181,798
Japan Post Insurance Co. Ltd.	4,800	124,139
Japan Prime Realty Investment Corp.	102	69,387
Japan Real Estate Investment Corp.	185	152,583
JFE Holdings, Inc.(1)	11,900	136,377
JX Advanced Metals Corp.(1)	6,800	90,360
Kadokawa Corp.	3,500	78,579
Kajima Corp.	2,000	64,476
Kaneka Corp.	4,200	115,876
Kao Corp.	4,500	190,438
Kawasaki Kisen Kaisha Ltd.(1)	5,100	73,071
KDDI Corp.	25,600	408,073
KDX Realty Investment Corp.(1)	126	139,502
Keio Corp.(1)	2,200	52,179
Keisei Electric Railway Co. Ltd.	6,900	55,072
Keyence Corp.	1,000	371,135
Kintetsu Group Holdings Co. Ltd.(1)	2,200	41,749
Kirin Holdings Co. Ltd.	11,200	157,502
Kobayashi Pharmaceutical Co. Ltd.	1,800	59,850
Kobe Bussan Co. Ltd.(1)	3,800	88,176
Kobe Steel Ltd.	8,100	95,332
Komatsu Ltd.	2,400	80,282
Konami Group Corp.	1,200	199,842
Kyocera Corp.	13,600	180,464
Kyoto Financial Group, Inc.	3,900	79,008
Kyowa Kirin Co. Ltd.(1)	5,500	85,162
LaSalle Logiport REIT	100	96,829
Lion Corp.	10,900	107,409
LY Corp.	43,800	128,707
Makita Corp.	3,300	99,763
Marui Group Co. Ltd.	6,800	130,413
Maruichi Steel Tube Ltd.	9,000	76,098
Mebuki Financial Group, Inc.	14,500	90,474
Medipal Holdings Corp.	7,800	126,909
MEIJI Holdings Co. Ltd.	6,000	115,500
Mitsubishi Chemical Group Corp.	27,100	141,559
Mitsubishi Corp.	10,200	244,929
Mitsubishi Electric Corp.	4,900	139,124
Mitsubishi Estate Logistics REIT Investment Corp.	68	54,480
Mitsubishi Gas Chemical Co., Inc.	4,700	86,955
Mitsubishi HC Capital, Inc.	21,500	168,187
Mitsui & Co. Ltd.	9,400	231,161
Mitsui Chemicals, Inc.	3,100	73,188
Mitsui Fudosan Accommodations Fund, Inc.	139	117,140
Mitsui Fudosan Logistics Park, Inc.	169	122,503

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsui OSK Lines Ltd.	2,200	$ 65,366
Mizuho Financial Group, Inc.	10,680	357,732
Mori Hills REIT Investment Corp.	114	108,136
MS&AD Insurance Group Holdings, Inc.	9,200	189,653
Murata Manufacturing Co. Ltd.	13,300	286,760
NEC Corp.	5,900	214,288
NH Foods Ltd.	2,600	96,025
Nichirei Corp.	9,000	106,536
NIDEC Corp.(1)	3,500	42,584
Nihon Kohden Corp.	7,100	82,055
Nintendo Co. Ltd.	9,300	793,196
Nippon Building Fund, Inc.(1)	190	175,363
Nippon Kayaku Co. Ltd.	10,800	98,760
Nippon Paint Holdings Co. Ltd.(1)	20,700	131,673
Nippon Paper Industries Co. Ltd.	10,000	74,815
Nippon Prologis REIT, Inc.	144	83,754
Nippon Shinyaku Co. Ltd.	4,300	89,971
Nippon Shokubai Co. Ltd.(1)	6,900	79,946
Nippon Steel Corp.	63,000	259,688
Nippon Yusen KK	3,000	103,600
Nissan Chemical Corp.	3,300	111,493
Nisshin Seifun Group, Inc.	6,000	67,833
Nitori Holdings Co. Ltd.(1)	6,500	105,314
NOF Corp.	6,500	115,665
Nomura Real Estate Master Fund, Inc.	135	144,044
Nomura Research Institute Ltd.	4,000	154,452
NTT UD REIT Investment Corp.(1)	62	54,903
NTT, Inc.	372,400	383,294
Obayashi Corp.	3,900	65,978
Obic Co. Ltd.	4,500	139,595
Odakyu Electric Railway Co. Ltd.(1)	5,100	53,939
Oji Holdings Corp.	28,500	143,793
Olympus Corp.	18,300	225,217
Omron Corp.	3,100	86,443
Ono Pharmaceutical Co. Ltd.	12,100	147,661
Oracle Corp.	700	64,533
Oriental Land Co. Ltd.	7,300	147,735
ORIX Corp.	4,800	117,418
Orix JREIT, Inc.	98	66,334
Osaka Gas Co. Ltd.	11,600	364,992
Otsuka Corp.	6,400	126,528
Otsuka Holdings Co. Ltd.	6,600	359,198
Pan Pacific International Holdings Corp.	23,000	136,818
Panasonic Holdings Corp.	8,800	102,249
Resona Holdings, Inc.	18,700	180,288
Ricoh Co. Ltd.	12,100	103,803
Security	Shares	Value
Japan (continued)
Rinnai Corp.	3,500	$ 79,330
Ryohin Keikaku Co. Ltd.(1)	3,800	78,164
Sanrio Co. Ltd.	1,800	83,301
Santen Pharmaceutical Co. Ltd.	4,300	42,130
Sanwa Holdings Corp.	1,500	40,908
Sapporo Holdings Ltd.	2,200	105,724
SCSK Corp.	3,500	128,613
Secom Co. Ltd.	2,000	67,610
Seiko Epson Corp.	6,500	82,359
Sekisui Chemical Co. Ltd.	4,100	71,030
Sekisui House Ltd.	5,200	111,567
Sekisui House Reit, Inc.(1)	160	82,347
Seven & i Holdings Co. Ltd.	23,000	292,555
Seven Bank Ltd.	51,800	95,157
SG Holdings Co. Ltd.	6,800	62,496
Shimadzu Corp.	4,900	131,739
Shimano, Inc.(1)	600	62,860
Shimizu Corp.	5,600	75,170
Shionogi & Co. Ltd.	11,100	186,176
Shizuoka Financial Group, Inc.	4,100	55,217
SMC Corp.	200	68,464
SoftBank Corp.	328,800	467,224
Sompo Holdings, Inc.	8,000	243,804
Sony Financial Group, Inc.(2)	24,000	24,201
Sony Group Corp.	18,900	526,357
Square Enix Holdings Co. Ltd.	12,900	249,548
Subaru Corp.	5,200	110,620
Sugi Holdings Co. Ltd.	3,900	84,247
Sumitomo Bakelite Co. Ltd.	2,900	96,460
Sumitomo Chemical Co. Ltd.	42,200	124,124
Sumitomo Corp.	3,400	98,909
Sumitomo Electric Industries Ltd.	4,300	156,767
Sumitomo Mitsui Trust Group, Inc.	7,800	214,239
Sundrug Co. Ltd.	3,000	80,971
Suntory Beverage & Food Ltd.(1)	3,600	108,971
Suzuken Co. Ltd.	2,600	98,739
Sysmex Corp.	9,600	107,017
T&D Holdings, Inc.	8,200	176,099
Taisei Corp.	1,300	94,590
Takara Holdings, Inc.	7,100	72,315
Takeda Pharmaceutical Co. Ltd.	15,000	404,812
Teijin Ltd.	12,200	106,732
TIS, Inc.	2,500	86,127
Tobu Railway Co. Ltd.	3,200	51,609
Toho Co. Ltd.	4,300	252,052
Toho Gas Co. Ltd.(1)	6,100	182,146

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Toho Holdings Co. Ltd.(1)	3,000	$ 96,207
Tokyo Gas Co. Ltd.	8,700	305,319
Tokyu Corp.	5,500	61,204
TOPPAN Holdings, Inc.	2,400	58,699
Toray Industries, Inc.(1)	26,900	164,693
Tosoh Corp.	4,800	68,436
Toyo Seikan Group Holdings Ltd.	5,000	112,251
Toyota Industries Corp.(1)	700	76,091
Toyota Motor Corp.	38,400	782,866
Toyota Tsusho Corp.	2,800	85,585
Trend Micro, Inc.(1)	1,900	96,962
Tsumura & Co.(1)	4,300	99,745
Tsuruha Holdings, Inc.	6,500	112,858
UBE Corp.(1)	4,500	66,155
Unicharm Corp.	20,000	123,744
USS Co. Ltd.	10,100	111,483
Welcia Holdings Co. Ltd.	4,400	87,749
West Japan Railway Co.	4,900	100,705
Yakult Honsha Co. Ltd.(1)	7,100	106,293
Yamaguchi Financial Group, Inc.	11,400	130,608
Yamaha Motor Co. Ltd.(1)	13,500	97,264
Yamato Kogyo Co. Ltd.	1,000	63,031
Yamazaki Baking Co. Ltd.	4,000	78,610
Yokohama Financial Group, Inc.	16,200	117,681
Zeon Corp.	6,600	67,719
		$ 31,465,691
Netherlands — 4.4%
Argenx SE(2)	113	$ 92,487
ASM International NV	207	134,311
ASML Holding NV	1,376	1,454,858
ASR Nederland NV	3,573	238,457
DSM-Firmenich AG	5,478	446,506
Euronext NV(4)	1,900	271,532
IMCD NV	2,795	289,628
ING Groep NV	26,061	650,734
JDE Peet's NV	9,305	338,647
Koninklijke Ahold Delhaize NV	24,600	1,006,628
Koninklijke KPN NV	122,594	567,299
Koninklijke Philips NV	40,112	1,098,876
NN Group NV	3,568	244,176
NSI NV	4,268	100,598
OCI NV(2)	37,873	148,566
Pharvaris NV(2)	10,100	224,422
Prosus NV	20,209	1,396,815
SBM Offshore NV	14,017	362,466
Security	Shares	Value
Netherlands (continued)
TKH Group NV(1)	5,085	$ 224,798
Universal Music Group NV	29,621	794,494
Wereldhave NV	7,250	153,991
Wolters Kluwer NV	5,288	648,232
		$ 10,888,521
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)	55,542	$ 343,238
Air New Zealand Ltd.	82,877	28,218
Auckland International Airport Ltd.	64,535	300,359
Channel Infrastructure NZ Ltd.	33,547	51,453
Contact Energy Ltd.	37,705	200,999
Fisher & Paykel Healthcare Corp. Ltd.	10,437	221,265
Goodman Property Trust	152,429	184,838
Infratil Ltd.	45,962	324,860
Mercury NZ Ltd.	33,900	125,668
Ryman Healthcare Ltd.(1)(2)	43,300	70,908
SkyCity Entertainment Group Ltd.(1)(2)	128,539	53,632
Spark New Zealand Ltd.(1)	240,406	337,033
Summerset Group Holdings Ltd.(1)	7,000	46,427
Vulcan Steel Ltd.	9,978	47,298
Xero Ltd.(2)	3,430	324,496
		$ 2,660,692
Norway — 2.1%
Atea ASA	9,375	$ 142,828
Austevoll Seafood ASA	4,918	46,177
Bluenord ASA	500	22,833
DHT Holdings, Inc.	3,000	39,840
DNB Bank ASA	13,300	339,488
Elmera Group ASA(4)	11,088	35,670
Entra ASA(4)	8,583	95,504
Equinor ASA	15,459	370,263
Europris ASA(4)	28,457	245,354
Frontline PLC	3,500	85,627
Gjensidige Forsikring ASA	3,738	100,598
Grieg Seafood ASA(2)	6,575	44,031
Hoegh Autoliners ASA	7,528	67,455
Kitron ASA	25,752	191,455
Kongsberg Gruppen ASA	12,195	310,890
Leroy Seafood Group ASA	13,317	62,703
LINK Mobility Group Holding ASA(2)	41,783	123,754
Mowi ASA	12,092	265,819
MPC Container Ships ASA	46,200	80,842
Norbit ASA	4,904	98,725
Norconsult Norge AS	14,300	66,133

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Norsk Hydro ASA	54,640	$ 369,397
Opera Ltd. ADR	4,400	64,856
Orkla ASA	21,296	216,289
Pexip Holding ASA	8,717	53,549
PhotoCure ASA(2)	6,070	34,839
Rana Gruber ASA	7,300	46,026
Scatec ASA(2)(4)	15,637	164,937
SFL Corp. Ltd.(1)	5,400	40,284
SpareBank 1 SMN	3,200	58,859
Stolt-Nielsen Ltd.	902	30,254
Storebrand ASA	9,219	142,867
Telenor ASA	40,349	600,052
Var Energi ASA	30,986	104,109
Wallenius Wilhelmsen ASA	6,886	53,855
Wilh Wilhelmsen Holding ASA, Class A	794	40,021
Yara International ASA	6,487	236,335
		$ 5,092,518
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	514,189	$ 453,875
CTT-Correios de Portugal SA	31,800	276,488
EDP SA	74,936	372,517
Galp Energia SGPS SA	22,615	454,360
Jeronimo Martins SGPS SA	15,621	402,319
Navigator Co. SA(1)	65,325	226,201
NOS SGPS SA	45,154	195,659
REN - Redes Energeticas Nacionais SGPS SA	18,200	68,509
Semapa-Sociedade de Investimento e Gestao	6,800	141,858
Sonae SGPS SA	59,000	96,124
		$ 2,687,910
Singapore — 4.4%
AIMS APAC REIT	64,500	$ 68,386
Aztech Global Ltd.(3)	64,200	33,311
BW LPG Ltd.(4)	9,191	121,714
CapitaLand Ascendas REIT	132,100	286,001
CapitaLand Ascott Trust	80,725	58,540
CapitaLand China Trust(1)	114,000	69,982
ComfortDelGro Corp. Ltd.	130,600	146,438
Digital Core REIT Management Pte. Ltd.	91,100	46,915
ESR-REIT	44,080	96,828
Far East Hospitality Trust	123,700	57,466
First Resources Ltd.	99,500	149,894
Frasers Centrepoint Trust	39,700	71,368
Frasers Logistics & Commercial Trust(1)(3)	144,500	105,966
Genting Singapore Ltd.(1)	817,500	458,248
Security	Shares	Value
Singapore (continued)
Golden Agri-Resources Ltd.	821,200	$ 176,663
Hutchison Port Holdings Trust	804,200	168,957
Jardine Cycle & Carriage Ltd.	6,900	172,290
Keppel DC REIT	76,864	141,040
Keppel Infrastructure Trust	614,300	217,101
Keppel Ltd.	54,000	422,299
Keppel REIT(1)	183,800	148,308
Mapletree Industrial Trust(1)	74,010	121,037
Mapletree Logistics Trust(1)	143,200	147,361
Netlink NBN Trust(3)	406,000	305,642
Oversea-Chinese Banking Corp. Ltd.	63,600	831,977
Parkway Life Real Estate Investment Trust	33,400	105,196
Raffles Medical Group Ltd.	135,800	103,333
SATS Ltd.	37,800	99,270
Sea Ltd. ADR(2)	1,473	230,156
Sembcorp Industries Ltd.(1)	108,500	543,644
Sheng Siong Group Ltd.	133,000	236,973
Singapore Airlines Ltd.(1)	60,600	308,485
Singapore Exchange Ltd.	28,600	371,101
Singapore Post Ltd.(1)	369,600	119,404
Singapore Technologies Engineering Ltd.	40,500	263,860
Singapore Telecommunications Ltd.	373,100	1,217,817
Starhill Global REIT	157,600	70,273
StarHub Ltd.	150,600	134,166
Suntec Real Estate Investment Trust	64,600	66,505
United Overseas Bank Ltd.	30,000	797,923
Venture Corp. Ltd.	63,900	731,258
Wilmar International Ltd.	275,700	662,537
		$ 10,685,633
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	6,586	$ 540,774
Aena SME SA(4)	19,110	519,050
Almirall SA	7,248	104,317
Amadeus IT Group SA	3,336	255,006
Atresmedia Corp. de Medios de Comunicacion SA	9,100	55,078
Banco Bilbao Vizcaya Argentaria SA	29,043	585,102
Banco de Sabadell SA	67,706	253,823
Bankinter SA	15,408	232,264
CaixaBank SA	35,531	375,554
Construcciones y Auxiliar de Ferrocarriles SA	1,268	80,064
Ebro Foods SA	3,700	75,411
Enagas SA	6,200	98,391
Ence Energia y Celulosa SA(1)	32,310	98,678
Faes Farma SA	28,635	147,386
Grifols SA	19,725	255,594

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Iberdrola SA	54,712	$ 1,108,807
Indra Sistemas SA(1)	4,800	265,524
Industria de Diseno Textil SA(1)	19,579	1,081,160
Laboratorios Farmaceuticos Rovi SA	1,708	120,423
Logista Integral SA	7,021	233,990
Mapfre SA	31,117	137,423
Merlin Properties Socimi SA	30,051	468,142
Naturgy Energy Group SA(1)	3,100	93,895
Redeia Corp. SA	5,478	98,614
Repsol SA	68,466	1,256,307
Telefonica SA(1)	258,702	1,311,923
Unicaja Banco SA(4)	47,924	129,386
Vidrala SA	2,522	240,236
Viscofan SA	3,583	222,676
		$ 10,444,998
Sweden — 4.2%
AcadeMedia AB(4)	4,389	$ 48,468
Addnode Group AB(1)	10,600	123,364
Alfa Laval AB	1,825	86,738
Alleima AB	17,400	150,271
Arjo AB, Class B	29,560	93,802
Asmodee Group AB, Class B(2)	8,207	105,763
Assa Abloy AB, Class B	3,853	145,199
Atrium Ljungberg AB, Class B(1)	25,000	89,995
Attendo AB(4)	12,248	103,920
Betsson AB, Class B	7,176	111,835
Bilia AB, Class A	4,231	59,235
Billerud Aktiebolag	13,640	126,217
BioArctic AB(1)(2)(4)	3,092	95,426
BioGaia AB, Class B	9,303	98,274
Boliden AB(2)	10,194	457,124
Castellum AB(1)	18,281	207,896
Catena AB(1)	1,348	65,312
Cibus Nordic Real Estate AB	5,400	93,592
Clas Ohlson AB, Class B	1,576	57,475
Dios Fastigheter AB	10,737	73,173
Dynavox Group AB(2)	12,538	129,002
Epiroc AB, Class A	5,326	112,304
Essity AB, Class B	42,258	1,160,727
Evolution AB(4)	4,290	285,832
Fabege AB(1)	12,133	106,917
Getinge AB, Class B	8,281	193,988
H & M Hennes & Mauritz AB, Class B(1)	13,314	251,450
HMS Networks AB(1)(2)	2,600	144,323
Holmen AB, Class B(1)	5,087	192,217
Security	Shares	Value
Sweden (continued)
Hufvudstaden AB, Class A	6,868	$ 91,284
Industrivarden AB, Class A	3,900	162,162
Industrivarden AB, Class C(1)	4,000	165,925
Lifco AB, Class B(1)	1,854	71,582
Loomis AB	1,300	52,371
Medicover AB, Class B(1)	5,000	135,933
Millicom International Cellular SA(1)	1,400	65,954
New Wave Group AB, Class B(1)	6,073	71,574
NP3 Fastigheter AB(1)	3,582	97,510
Pandox AB	3,359	67,017
Saab AB, Class B	1,353	74,451
Sagax AB, Class D(1)	26,248	92,986
Scandic Hotels Group AB(4)	10,354	100,640
Securitas AB, Class B	4,089	60,234
Skandinaviska Enskilda Banken AB, Class A(1)	18,600	355,066
Skanska AB, Class B	3,000	81,696
SKF AB, Class B	2,833	72,616
SkiStar AB(1)	3,556	59,378
Spotify Technology SA(2)	1,427	935,142
Svenska Cellulosa AB SCA, Class B(1)	20,757	276,486
Svenska Handelsbanken AB, Class A	19,865	259,225
Sweco AB, Class B(1)	2,900	52,254
Swedbank AB, Class A	7,675	233,019
SwedenCare AB(1)	13,100	52,768
Swedish Orphan Biovitrum AB(1)(2)	7,215	248,580
Tele2 AB, Class B	4,958	78,762
Telefonaktiebolaget LM Ericsson, Class B	62,160	630,667
Telia Co. AB(1)	21,669	85,304
Trelleborg AB, Class B	1,843	76,912
Truecaller AB, Class B	18,400	54,847
Vimian Group AB(1)(2)	21,300	67,296
Vitec Software Group AB, Class B(1)	2,300	80,272
Volvo AB, Class A	2,100	57,387
Volvo AB, Class B	7,718	211,435
Wihlborgs Fastigheter AB	10,908	105,998
Xvivo Perfusion AB(1)(2)	3,287	65,303
		$ 10,419,875
Switzerland — 8.2%
Accelleron Industries AG	1,951	$ 159,925
Adecco Group AG	5,221	145,574
ALSO Holding AG	744	213,775
Baloise Holding AG	1,003	249,086
Banque Cantonale Vaudoise(1)	2,024	235,000
Belimo Holding AG	118	127,315
BKW AG	920	205,903

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Bossard Holding AG, Class A(1)	361	$ 78,447
Bucher Industries AG	260	115,369
Cie Financiere Richemont SA, Class A	11,532	2,281,094
Clariant AG	9,105	81,636
Daetwyler Holding AG	546	100,683
DKSH Holding AG	1,808	126,082
dormakaba Holding AG	1,310	111,896
EFG International AG	8,432	175,832
EMS-Chemie Holding AG(1)	213	145,890
Flughafen Zurich AG	210	62,031
Forbo Holding AG(1)	107	98,313
Galenica AG(4)	2,555	275,357
Geberit AG	341	249,279
Georg Fischer AG	1,994	140,795
Givaudan SA	252	1,032,355
Helvetia Holding AG	517	127,042
Holcim AG	11,553	1,027,076
Huber & Suhner AG	681	124,723
Interroll Holding AG	37	114,179
Intershop Holding AG	936	183,476
Kardex Holding AG	296	111,338
Kuehne & Nagel International AG	1,045	200,480
Landis & Gyr Group AG	3,077	222,912
Logitech International SA	6,166	741,267
Mobilezone Holding AG	9,223	137,844
Nestle SA	27,529	2,630,353
Novartis AG	9,074	1,123,013
PSP Swiss Property AG	1,944	336,241
Roche Holding AG	827	280,571
Roche Holding AG Genussscheine	3,182	1,030,714
Schindler Holding AG	493	166,654
Schindler Holding AG PC	551	196,266
SFS Group AG	414	56,145
SGS SA	2,771	312,485
SIG Group AG	7,938	88,753
Softwareone Holding AG	24,387	250,593
St. Galler Kantonalbank AG	92	58,357
Stadler Rail AG	3,258	79,891
Swatch Group AG	2,914	123,556
Swatch Group AG, Bearer Shares(1)	1,379	288,192
Swiss Life Holding AG	435	472,172
Swiss Prime Site AG	4,576	650,446
Swiss Re AG	2,715	495,764
Swisscom AG	1,313	961,802
Valiant Holding AG	1,485	244,420
Security	Shares	Value
Switzerland (continued)
Vontobel Holding AG	1,045	$ 79,241
Zurich Insurance Group AG	1,102	766,409
		$ 20,094,012
United Kingdom — 8.6%
Admiral Group PLC	3,900	$ 167,923
AstraZeneca PLC	7,107	1,172,289
Auto Trader Group PLC(4)	47,169	483,911
Aviva PLC	34,292	301,402
B&M European Value Retail SA	25,444	60,079
Babcock International Group PLC	2,750	43,915
BAE Systems PLC	14,567	358,836
Balfour Beatty PLC	3,821	33,770
Berkeley Group Holdings PLC	2,382	126,186
Big Yellow Group PLC	5,182	75,797
Breedon Group PLC	33,909	153,496
British American Tobacco PLC	15,293	783,239
British Land Co. PLC	45,700	228,247
BT Group PLC	208,137	507,973
Bunzl PLC	3,200	97,273
Bytes Technology Group PLC(1)	16,300	79,438
Coats Group PLC	117,399	126,162
Compass Group PLC	18,680	618,305
Computacenter PLC	8,700	327,841
Croda International PLC	5,000	189,805
Custodian Property Income REIT PLC	31,500	33,267
Dunelm Group PLC	8,100	118,962
Elementis PLC	77,300	167,089
Empiric Student Property PLC	34,400	35,231
Endeavour Mining PLC	5,545	224,424
Frasers Group PLC(1)(2)	11,900	114,238
Grafton Group PLC CDI	10,950	136,925
Great Portland Estates PLC	23,683	103,675
Greggs PLC(1)	4,300	91,140
GSK PLC	24,190	566,371
Haleon PLC	46,925	218,212
Halma PLC	8,059	375,537
Hill & Smith PLC	6,500	183,930
Hiscox Ltd.	11,000	198,861
HSBC Holdings PLC	50,355	704,942
IG Group Holdings PLC	4,300	62,942
Intertek Group PLC	2,600	173,181
ITV PLC	250,891	229,655
Johnson Matthey PLC	8,096	226,739
Land Securities Group PLC	24,654	201,487
Lloyds Banking Group PLC	211,400	247,864

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
London Stock Exchange Group PLC	1,613	$ 201,022
LondonMetric Property PLC	97,220	243,225
Man Group PLC	17,600	48,625
Manchester United PLC, Class A(2)	7,118	118,372
National Grid PLC	67,637	1,014,156
NCC Group PLC(1)	72,058	141,729
NewRiver REIT PLC	32,700	30,128
Next PLC	1,400	263,046
Pearson PLC	13,114	182,521
Picton Property Income Ltd.	37,100	38,102
Primary Health Properties PLC(1)	63,256	77,880
PRS REIT PLC	65,035	95,316
Reckitt Benckiser Group PLC	5,400	413,041
RELX PLC	7,954	351,538
Rentokil Initial PLC	29,900	166,885
Rio Tinto PLC	9,555	688,820
Rolls-Royce Holdings PLC	31,003	477,099
Safestore Holdings PLC	17,049	160,257
Sage Group PLC	36,271	548,249
Schroder Real Estate Investment Trust Ltd.	49,100	35,166
Serco Group PLC	24,700	82,423
Severn Trent PLC	5,700	208,363
Shell PLC	51,967	1,948,212
Sirius Real Estate Ltd.(1)	85,974	112,902
Smiths Group PLC	4,900	162,259
Spectris PLC	6,900	372,237
SSE PLC	17,291	435,608
Supermarket Income REIT PLC(1)	126,700	131,842
Target Healthcare REIT PLC	32,600	40,408
TP ICAP Group PLC	13,700	47,251
Unilever PLC	11,884	713,091
UNITE Group PLC	14,287	106,570
United Utilities Group PLC	13,940	219,924
Victrex PLC	12,500	106,217
Vodafone Group PLC	473,134	572,763
Warehouse REIT PLC(3)	29,400	43,798
Whitbread PLC	3,720	141,621
		$ 21,091,225
Total Common Stocks (identified cost $175,419,975)		$242,555,120

Rights — 0.0%†
Security	Shares	Value
Spain — 0.0%†
Vidrala SA, Exp. 11/17/25(2)	2,522	$ 11,918
Total Rights (identified cost $10,152)		$ 11,918

Warrants — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(6)	310,934	$ 310,934
Total Affiliated Fund (identified cost $310,934)		$ 310,934

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.06%(7)	2,648,192	$ 2,648,192
Total Securities Lending Collateral (identified cost $2,648,192)		$ 2,648,192
Total Short-Term Investments (identified cost $2,959,126)		$ 2,959,126

Total Investments — 100.0% (identified cost $178,389,253)	$245,526,164
Other Assets, Less Liabilities — 0.0%†	$ 50,488
Net Assets — 100.0%	$245,576,652

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at October 31, 2025. The aggregate market value of securities on loan at October 31, 2025 was $19,546,651 and the total market value of the collateral received by the Fund was $20,729,360, comprised of cash of $2,648,192 and U.S. government and/or agencies securities of $18,081,168.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $1,101,481 or 0.4% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $6,705,851 or 2.7% of the Fund's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	13.4%	$30,306,478
Industrials	10.2	28,514,636
Consumer Discretionary	10.7	24,987,134
Consumer Staples	9.6	23,622,867
Health Care	9.4	22,969,334
Communication Services	8.8	22,085,392
Information Technology	9.0	21,330,876
Materials	9.0	20,999,311
Real Estate	6.7	17,903,444
Utilities	6.7	17,111,820
Energy	5.3	12,735,746
Short-Term Investments	1.2	2,959,126
Total Investments	100.0%	$245,526,164
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at October 31, 2025.
Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $310,934, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$159,236	$46,920,512	$(46,768,814)	$ —	$ —	$310,934	$25,500	310,934
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
International Equity Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 254,357	$ 52,420,135	$0	$ 52,674,492
Australasia/Pacific	—	23,481,182	—	23,481,182
Developed Europe	2,535,577	158,410,939	0	160,946,516
Developed Middle East	967,414	4,485,516	—	5,452,930
Total Common Stocks	$3,757,348	$238,797,772**	$0	$242,555,120
Rights	$ 11,918	$ —	$ —	$ 11,918
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	310,934	—	—	310,934
Securities Lending Collateral	2,648,192	—	—	2,648,192
Total Investments	$6,728,392	$238,797,772	$0	$245,526,164
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.